Condensed Financial Information (Parent Company Only) - Condensed Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets
Cash and cash equivalents	$ 19,608	$ 40,770
Other assets	9,495	7,389
Total assets	816,656	819,449
Liabilities and Stockholders' Equity
Subordinated debentures	23,847	23,787
Stockholders' equity	63,457	63,593	$ 59,737
Total liabilities and stockholders' equity	816,656	819,449
Parent Company
Assets
Cash and cash equivalents	14,598	12,094
Investment in the Bank	69,403	71,787
Other assets	3,931	4,078
Total assets	87,932	87,959
Liabilities and Stockholders' Equity
Subordinated debentures	23,847	23,787
Other liabilities	628	579
Stockholders' equity	63,457	63,593
Total liabilities and stockholders' equity	$ 87,932	$ 87,959